Property and Equipment, Net - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Capitalized amount	$ 728,490	$ 59,568	$ 107,833
Cumulative translation adjustment of captilized asset	(1,478)	43,496	14,248
Company capitalized towards computer	20,463	115,383	81,716
Capitalized computer net of disposal	0	137,230	2,614
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	171,268	145,614	81,349
FA Premium Insurance Broking Pvt. Ltd [Member]
Property, Plant and Equipment [Line Items]
Company capitalized towards computer	396,123
Computers
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 45,392	$ 97,996	$ 48,234